SIGNIFICANT ACCOUNTING POLICIES (Details 7) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Weighted average common and common equivalent shares used in the calculation of basic and diluted earnings per share
Basic weighted average shares of common stock outstanding	57,400	57,343	57,243
Diluted weighted average shares of common stock outstanding	57,989	57,953	57,832
Non-vested RSUs
Weighted average common and common equivalent shares used in the calculation of basic and diluted earnings per share
Net effect of common stock equivalents (in shares)	588	606	581
Stock options
Weighted average common and common equivalent shares used in the calculation of basic and diluted earnings per share
Net effect of common stock equivalents (in shares)	1	4	8